Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of Net loss on income tax	Net loss consisted of the following (in thousands):

	December 31,	December 31,
	2020	2019
Domestic (UK)	$(54,472)	$(28,240)
Foreign (US)	(403)	(786)
Net loss	$(54,875)	$(29,026)

Schedule of reconciliation of income tax expense

	December 31,	December 31,
	2020	2019
Benefit for income taxes at the statutory rate	19.0%	19.0%
State taxes, net of federal benefit	0.0%	0.2%
Permanent differences	(5.4)%	(0.0)%
Foreign rate differential	0.0%	0.0%
Change in valuation allowance	(13.6)%	(19.2)%
Effective income tax rate	0.0%	0.0%

Schedule of components of Company's deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2019, consist of the following (in thousands):

	December 31,	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforwards	$25,105	$12,995
Cash to accrual	—	4,276
Other	—	2
Total deferred tax assets	$25,105	$17,273
Valuation allowance	(22,511)	(16,797)
Net deferred tax assets	$2,594	$476
Deferred tax liabilities
Depreciation and amortization	(287)	(476)
Debt discount	(1,747)	—
Other	(560)	—
Net deferred tax liability	(2,594)	(476)
Net deferred tax assets (liability)	$—	$—

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2020 and 2019, related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards and were as follows (in thousands):

	December 31,	December 31,
	2020	2019
Valuation allowance at beginning of year	$16,797	$11,198
Increases recorded to income tax provision	7,461	5,599
Decreases recorded to additional paid-in capital	(1,747)	—
Valuation allowance at end of year	$22,511	$16,797